Goodwill and intangible assets (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Goodwill

The changes in Goodwill during the fiscal years ended March 31, 2014, 2015 and 2016 were as follows:

	MHBK	MHTB	Total
	(in millions of yen)
2014
Balance at beginning of fiscal year	6,147	—	6,147
Goodwill acquired (1)	7,719	—	7,719
Impairment losses recognized	3,792	—	3,792
Foreign exchange translation	1,475	—	1,475
Balance at end of fiscal year	11,549	—	11,549

Gross amount of goodwill	80,615	—	80,615
Accumulated impairment losses	69,066	—	69,066

2015
Balance at beginning of fiscal year	11,549	—	11,549
Goodwill acquired	—	—	—
Impairment losses recognized	—	—	—
Foreign exchange translation	154	—	154
Balance at end of fiscal year	11,703	—	11,703

Gross amount of goodwill	81,254	—	81,254
Accumulated impairment losses	69,551	—	69,551

2016
Balance at beginning of fiscal year	11,703	—	11,703
Goodwill acquired (2)	—	16,470	16,470
Impairment losses recognized	6,222	—	6,222
Foreign exchange translation	(2,854)	—	(2,854)
Balance at end of fiscal year	2,627	16,470	19,097

Gross amount of goodwill	78,003	16,470	94,473
Accumulated impairment losses	75,376	—	75,376

Notes:
(1)	Goodwill acquired is entirely related to the acquisition of Banco Mizuho do Brasil S.A.
(2)	Goodwill acquired is entirely related to the acquisition of Simplex Real Estate Management Inc. and Simplex REIT Partners Inc.

Schedule of Intangible Assets by Major Class

The table below presents the gross carrying amount, accumulated amortization and net carrying amount of intangible assets, at March 31, 2015 and 2016:

	2015			2016
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions of yen)
Intangible assets subject to amortization:
Customer relationships (Note)	73,949	30,164	43,785	73,949	35,178	38,771
Other	2,794	2,188	606	2,864	2,208	656

Total	76,743	32,352	44,391	76,813	37,386	39,427

Intangible assets not subject to amortization:
Total	9,189	—	9,189	9,224	—	9,224

Total	85,932	32,352	53,580	86,037	37,386	48,651

Note:	Customer relationships were acquired in connection with the merger of MHSC and Shinko on May 7, 2009. See Note 1 “Basis of presentation and summary of significant accounting policies” for further information.

Schedule of Expected Amortization Expense

The table below presents the estimated aggregate amortization expense in respect of intangible assets for the next five years:

(in millions of yen)
Fiscal year ending March 31:
2017	4,800
2018	4,522
2019	4,281
2020	4,058
2021	3,469